Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Net Loss Per Share Attributable to Common Stockholders
Schedule of computation of basic and diluted net loss per share

	2019	2020	2019	2020
Net loss	$(15,026)	$(15,371)	$(30,929)	$(29,331)
Weighted-average shares used in computing net loss per share	5,336,501	33,029,147	5,141,047	20,277,416
Net loss per share attributable to common stockholders, basic and diluted	$(2.82)	$(0.47)	$(6.02)	$(1.45)

	Fiscal year
	2019	2020
Net loss	$(56,496)	$(51,365)
Net loss per common share, basic and diluted	$(12.17)	$(9.13)
Weighted‑average shares used to compute net loss per common share, basic and diluted	4,641,256	5,626,713

Schedule of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders

	2019	2020
Stock options	9,092,367	9,426,565
Common stock warrants	317,882	—
Total	9,410,249	9,426,565

	Fiscal year
	2019	2020
Stock options	8,147,544	7,996,056
Common stock warrants	182,288	317,861
Total	8,329,832	8,313,917

Schedule of computation of the unaudited pro forma basic and diluted net loss per share

Fiscal Year Ended
February 29,
2020
Numerator:
Net loss	$(51,365)
Deemed dividend attributable to preferred shareholders	(239,294)
Net loss attributable to common stockholders	$(290,609)
Denominator:
Weighted‑average shares used to compute net loss per common share, basic and diluted	5,626,713
Pro forma adjustment to reflect conversion of convertible preferred stock	28,964,247
Pro forma adjustment to reflect automatic cashless exercise of warrants	42,492
Weighted‑average shares used to compute pro forma net loss per common share, basic and diluted	34,633,452
Pro forma net loss per common share, basic and diluted	$(8.39)